Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses		$ 235,827	$ 1,041,234
Impairment loss
Gain on disposal of medical equipment		58,621	79,822
Research and Development Expense [Member]
Property and Equipment, Net [Line Items]
Impairment loss		1,421,782
Other Operating Expenses [Member]
Property and Equipment, Net [Line Items]
Impairment loss		$ 5,520	$ 28,128